INCOME TAXES, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Deferred Tax Asset [Abstract]
Net operating loss carry forwards	170,960	151,575
Net unrealized losses on derivative instruments	390	1,181
Basis difference on acquisition of GAAM Australian assets	7,314	6,786
Other	55	224
Valuation allowance	(39,484)	(30,524)
Total deferred tax asset	139,235	129,242
Deferred Tax Liability [Abstract]
Excess of tax depreciation over book depreciation	(153,447)	(137,249)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(412)	(438)
Net earnings of non-European Union member subsidiaries	(3,745)	(3,957)
Withholding tax on Australian unrepatriated earnings	(1,800)	0
Total deferred tax liability	(159,404)	(141,644)
Deferred tax liability, net	(20,169)	(12,402)
Net valuation allowance recorded for net operating losses	$ 8,400	$ 7,200	$ 3,400
Australia [Member]
Income Taxes [Abstract]
Withholding tax rate	15.00%